UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          MFP Investors LLC
Address:       51 JFK Parkway
               2nd Floor
               Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stuart Pistol
Title:            Chief Financial Officer
Phone:            (973) 921-2210

Signature, Place, and Date of Signing:

                                                  Short Hills, NJ       11/14/06
     ---------------------------------------      ---------------       --------
                 [Signature]                       [City, State]          Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                            ---

Form 13F Information Table Entry Total:     74
                                            --

Form 13F Information Table Value Total:     $568,272
                                            --------
                                            (thousands)

List of Other Included Managers  NONE

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         COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4          COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8

                                                           VALUE    SHRS OR  SH/    PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
      NAME OF ISSUER                TITLE OF    CUSIP     (x$1000)  PRN AMT  PRN    CALL  DISCRETION  MANAGERS   SOLE SHARED NONE
                                      CLASS



Abington Community Bancorp, Inc.   COM          00350R106   1,878   125,000  SH              SOLE               125,000
Alleghany Corp. DEL                COM          017175100   2,769     9,580  SH              SOLE                 9,580
Allied World Assur Hldg Ltd.       SHS          G0219G203   8,860   219,297  SH              SOLE               219,297
American Greetings Corp.           CL A         026375105  21,502   930,000  SH              SOLE               930,000
American International Group, Inc. COM          026874107  29,154   440,000  SH              SOLE               440,000
Astoria Financial Corp             COM          046265104   5,548   180,000  SH              SOLE               180,000
Autoliv Inc.                       COM          052800109   3,031    55,000  SH              SOLE                55,000
Autozone Inc.                      COM          053332102   5,940    57,500  SH              SOLE                57,500
BKF Cap Group Inc.                 COM          05548G102     886   227,100  SH              SOLE               227,100
BNCCORP Inc.                       COM          055936108   1,789   147,250  SH              SOLE               147,250
Benjamin Franklin Bancorp Inc.     COM          082073107   1,319    94,600  SH              SOLE                94,600
Centennial Bank Holdings Inc.      COM          151345303   9,219   952,400  SH              SOLE               952,400
Comcast Corp. New                  CL A SPL     20030N200   8,098   220,000  SH              SOLE               220,000
ConocoPhillips                     COM          20825C104   8,334   140,000  SH              SOLE               140,000
Conseco Inc.                       PFD B CV     208464867   2,570   100,000  SH              SOLE               100,000
                                   5.50%
Conseco Inc                        COM NEW      208464883  20,408   972,273  SH              SOLE               972,273
Dearborn Bancorp Inc.              COM          24242R108     654    27,500  SH              SOLE                27,500
Dow Jones & Co Inc.                COM          260561105   6,708   200,000  SH              SOLE               200,000
Duckwall-Alco Stores, Inc.         COM          264142100   5,980   160,656  SH              SOLE               160,656
Emmis Communications Corp          CL A         291525103   1,510   123,200  SH              SOLE               123,200
Enstar Group Inc GA                COM          29358R107   9,909   103,715  SH              SOLE               103,715
Farmer Bros Co.                    COM          307675108   6,047   294,405  SH              SOLE               294,405
Finish Line Inc                    CL A         317923100   1,893   150,000  SH              SOLE               150,000
Florida East Coast Industries Inc. COM          340632108  21,810   382,100  SH              SOLE               382,100
Flushing Financial Corp.           COM          343873105   2,625   150,000  SH              SOLE               150,000
Foot Locker Inc.                   COM          344849104   2,651   105,000  SH              SOLE               105,000
Franklin Bank Corp. DEL            COM          352451108  12,624   635,000  SH              SOLE               635,000
GAMCO Investors Inc.               COM          361438104   6,992   183,700  SH              SOLE               183,700
Gateway Inc.                       COM          367626108   4,961 2,625,000  SH              SOLE             2,625,000
Gencorp Inc.                       COM          368682100     963    75,000  SH              SOLE                75,000
Goodyear Tire & Rubber Co          COM          382550101  14,790 1,020,000  SH              SOLE             1,020,000
Great Atlantic & Pac Tea           COM          390064103   3,371   140,000  SH              SOLE               140,000
Inc.
Harrington West Finl Group Inc     COM          41383L104     981    60,000  SH              SOLE                60,000
Healthsouth Corp.                  COM          421924101   1,265   255,000  SH              SOLE               255,000
Hearst-Argyle Television, Inc.     COM          422317107   8,804   383,600  SH              SOLE               383,600
Hudson City Bancorp                COM          443683107  21,200 1,600,000  SH              SOLE             1,600,000
IKON Office Solutions, Inc.        COM          451713101   4,006   298,100  SH              SOLE               298,100
Johnson Outdoors Inc.              CL A         479167108   5,915   342,100  SH              SOLE               342,100
Keweenaw Land Association          COM          493026108   2,003    11,855  SH              SOLE                11,855
Ltd.
Knight Capital Group Inc.          CL A         499005106   4,947   271,800  SH              SOLE               271,800
Liberty Media Holding Corp         INT COM SER  53071M104   5,401   265,000  SH              SOLE               265,000
                                   A
Liberty Media Holding Corp         CAP COM SER  53071M302   4,429    53,000  SH              SOLE                53,000
                                   B
Limited Brands, Inc.               COM          532716107   7,947   300,000  SH              SOLE               300,000
Lydall Inc Del                     COM          550819106     791    88,900  SH              SOLE                88,900
Lynch Interactive Corp.            COM          551146202     756       275  SH              SOLE                   275
MVC Capital Inc.                   COM          553829102  12,956   999,700  SH              SOLE               999,700
MarkWest Hydrocarbon Inc.          COM          570762104  12,320   440,000  SH              SOLE               440,000
McClatchy Co                       CL A         579489105  19,318   457,874  SH              SOLE               457,874
Medallion Financial Corp.          COM          583928106   1,864   169,000  SH              SOLE               169,000
Media General Inc                  CL A         584404107   4,308   114,200  SH              SOLE               114,200
Millicon Intl Cellular S.A.        SHS NEW      L6388F110  13,078   319,600  SH              SOLE               319,600
Northeast Cmnty Bancorp Inc.       COM          664112109   1,703   150,000  SH              SOLE               150,000
Northwest Bancorp Inc PA           COM          667328108   2,550   100,000  SH              SOLE               100,000
NorthWestern Corp.                 COM NEW      668074305   6,646   190,000  SH              SOLE               190,000
Novoste Corp.                      COM NEW      67010C209     304   132,062  SH              SOLE               132,062
Oglebay Norton Co.                 COM          677007205  13,628   681,405  SH              SOLE               681,405
Oglebay Norton Co.                 PFD A CV     677007304     113     3,601  SH              SOLE                 3,601
PNC Financial Services             COM          693475105  16,661   230,000  SH              SOLE               230,000
Group Inc.
Pfizer Inc.                        COM          717081103   9,501   335,000  SH              SOLE               335,000
Prudential Bancorp Inc. PA         COM          744319104   2,588   196,500  SH              SOLE               196,500
Rome Bancorp Inc. New              COM          77587P103     514    40,000  SH              SOLE                40,000
Saks Inc.                          COM          79377W108   6,480   375,000  SH              SOLE               375,000
Sears Holdings Corp.               COM          812350106  38,902   246,077  SH              SOLE               246,077
Sovereign Bancorp Inc.             COM          845905108   4,065   189,000  SH              SOLE               189,000
Sun-Times Media Group Inc.         COM          86688Q100  10,905 1,657,300  SH              SOLE             1,657,300
TIMCO Aviation Services, Inc.      COM          887151207     885   228,100  SH              SOLE               228,100
Time Warner Inc.                   COM          887317105  11,667   640,000  SH              SOLE               640,000
Tribune Company New                COM          896047107  16,412   501,600  SH              SOLE               501,600
TYCO International Ltd. New        COM          902124106  30,229 1,080,000  SH              SOLE             1,080,000
USA Mobility Inc.                  COM          90341G103   7,468   326,954  SH              SOLE               326,954
Walter Inds Inc.                   COM          93317Q105  13,871   325,000  SH              SOLE               325,000
Warwick Valley Tel Co              COM          936750108   2,231   111,002  SH              SOLE               111,002
White Mtns Ins Group Ltd.          COM          G9618E107   2,684     5,400  SH              SOLE                 5,400
Yankee Candle Inc.                 COM          984757104   1,183    40,400  SH              SOLE                40,400

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